Intangible Assets, Net - Schedule of Goodwill and Intangible Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost:
Cost, Beginning balance	R$ 366,844	R$ 450,749	R$ 91,195
Cost, Additions by acquisition	22,161		47
Cost, Additions by internal development	8,648	2,992	2,676
Acquisitions			363,589
Cost, Impairment of goodwill	(11,373)	(86,897)	(6,758)
Cost, Ending Balance	386,280	366,844	450,749
Accumulated Amortization:
Accumulated amortization, Beginning balance	(28,381)	(12,957)	(450)
Accumulated amortization, Amortization for the period	(16,739)	(15,424)	(12,507)
Accumulated amortization, Balance at Ending	(45,120)	(28,381)	(12,957)
Intangible assets, net as of December 31	341,160	338,463	437,792
Technology Software [Member]
Cost:
Cost, Beginning balance	49,165	46,173	6,425
Cost, Additions by acquisition	2,581		40
Cost, Additions by internal development	8,648	2,992	2,676
Acquisitions			37,032
Cost, Impairment of goodwill
Cost, Ending Balance	60,394	49,165	46,173
Accumulated Amortization:
Accumulated amortization, Beginning balance	(14,203)	(6,435)	(216)
Accumulated amortization, Amortization for the period	(8,440)	(7,768)	(6,219)
Accumulated amortization, Balance at Ending	(22,643)	(14,203)	(6,435)
Intangible assets, net as of December 31	R$ 37,751	34,962	39,738
Cost:
Cost, Amortization period (in years)	5-10
Brands [Member]
Cost:
Cost, Beginning balance	R$ 78,321	78,321	17,592
Cost, Additions by acquisition	1,935		7
Cost, Additions by internal development
Acquisitions			60,722
Cost, Impairment of goodwill
Cost, Ending Balance	80,256	78,321	78,321
Accumulated Amortization:
Accumulated amortization, Beginning balance	(5,847)	(2,652)	(117)
Accumulated amortization, Amortization for the period	(3,294)	(3,195)	(2,535)
Accumulated amortization, Balance at Ending	(9,141)	(5,847)	(2,652)
Intangible assets, net as of December 31	R$ 71,115	72,474	75,669
Cost:
Cost, Amortization period (in years)	22-25
Customer Relationships [Member]
Cost:
Cost, Beginning balance	R$ 33,889	33,889	9,713
Cost, Additions by acquisition	1,685
Cost, Additions by internal development
Acquisitions			24,176
Cost, Impairment of goodwill
Cost, Ending Balance	35,574	33,889	33,889
Accumulated Amortization:
Accumulated amortization, Beginning balance	(6,048)	(2,796)	(60)
Accumulated amortization, Amortization for the period	(3,796)	(3,252)	(2,736)
Accumulated amortization, Balance at Ending	(9,844)	(6,048)	(2,796)
Intangible assets, net as of December 31	R$ 25,730	27,841	31,093
Cost:
Cost, Amortization period (in years)	3-17
Non-competition agreements [Member]
Cost:
Cost, Beginning balance	R$ 5,957	5,957	2,085
Cost, Additions by acquisition
Cost, Additions by internal development
Acquisitions			3,872
Cost, Impairment of goodwill
Cost, Ending Balance	5,957	5,957	5,957
Accumulated Amortization:
Accumulated amortization, Beginning balance	(2,283)	(1,074)	(57)
Accumulated amortization, Amortization for the period	(1,209)	(1,209)	(1,017)
Accumulated amortization, Balance at Ending	(3,492)	(2,283)	(1,074)
Intangible assets, net as of December 31	R$ 2,465	3,674	4,883
Cost:
Cost, Amortization period (in years)	5-6
Goodwill [Member]
Cost:
Cost, Beginning balance	R$ 199,512	286,409	55,380
Cost, Additions by acquisition	15,960
Cost, Additions by internal development
Acquisitions			237,787
Cost, Impairment of goodwill	(11,373)	(86,897)	(6,758)
Cost, Ending Balance	204,099	199,512	286,409
Accumulated Amortization:
Accumulated amortization, Beginning balance
Accumulated amortization, Amortization for the period
Accumulated amortization, Balance at Ending
Intangible assets, net as of December 31	R$ 204,099	R$ 199,512	R$ 286,409
Cost:
Cost, Amortization period (in years)	Indefinite